Leases	9 Months Ended
Feb. 29, 2024
Leases [Abstract]
Leases

NOTE 5. Leases

The Company has previously entered into multiple lease agreements for the use of certain property and equipment under operating and finance leases. Property leases include hangars, storage, offices, and other space.

The Company records the initial right-to-use asset and lease liability at the present value of lease payments scheduled during the lease term. Unless the rate implicit in the lease is readily determinable, the Company discounts the lease payments using an estimated incremental borrowing rate at the time of lease commencement. The Company estimates the incremental borrowing rate based on the information available at the lease commencement date, including the rate the Company could borrow for a similar amount, over a similar lease term with similar collateral. The Company’s weighted-average discount rate for operating and finance leases commenced during all periods presented was 10%.

During the nine months ended February 29, 2024 the Company’s finance lease expired, and a purchase option was exercised. The carrying value of $20 was transferred to property and equipment.

Operating lease expense is recognized on a straight-line basis over the lease term. The weighted-average remaining lease term is 2 years as of February 29, 2024.

The Company’s lease costs were as follows (in 000’s):

	Three Months Ended		Nine Months Ended
	February 29, 2024	February 28, 2023	February 29, 2024	February 28, 2023
Operating lease cost	$13	$13	$38	$40
Short-term lease cost	2	3	6	7
Total Lease cost	$15	$16	$44	$47

The Company’s weighted-average remaining lease term and discount rate as of February 29, 2024 and February 28, 2023 was as follows:

	Nine Months Ended
	February 29, 2024	February 28, 2023
Weighted-average remaining lease term (years)	2	2
Weighted-average discount rate	10%	10%

The minimum aggregate future obligations under the Company’s non-cancellable operating leases as of February 29, 2024 were as follows (in 000’s):

February 29, 2024
Remaining fiscal 2024	$14
Fiscal 2025	49
Fiscal 2026	24
Fiscal 2027 and thereafter	8
Total future lease payments	95
Less: imputed interest	(10)
Present value of future lease payments	$85